Note 13 - Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
US Denominated
Cash	$71,818
Accounts receivable	730,740
Accounts payable	56,298